Income and Expenses - Summary of Selling, General and Administrative Expenses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Compensation and employee benefits	₱ 29,812	₱ 25,344	₱ 26,833
Repairs and maintenance (Notes 14, 18 and 25)	28,981	24,653	21,555
Professional and other contracted services (Note 25)	8,845	8,371	7,307
Selling and promotions (Note 25)	6,560	6,716	6,542
Taxes and licenses	4,059	4,331	5,495
Rent (Notes 10 and 25)	2,031	2,231	1,384
Insurance and security services (Note 25)	1,588	1,739	1,699
Communication, training and travel (Note 25)	1,479	977	903
Amortization of intangible assets (Notes 15)	228	2,822	2,496
Other expenses	1,721	1,119	1,041
Total selling, general and administrative expenses	₱ 85,304	₱ 78,303	₱ 75,255